Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 965,614	$ 4,135,618
VAT and other taxes payable	584,763	601,034
Investment consideration payable	189,071	189,906
Accrued expenses	544,444	410,999
Interest payable	6,186	6,766
Accrued expenses and other liabilities	$ 2,290,078	$ 5,344,323